Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2023
Trading Account Gains And Losses [Abstract]
Net Trading Gains and Losses	Net trading gains (losses) for the fiscal years ended March 31, 2021, 2022 and 2023 are comprised of the following:

	2021	2022	2023

	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	274,762	(1,230,330)	(1,003,636)
Derivative contracts:
Interest rate contracts	(27,893)	(130,312)	(508,743)
Foreign exchange contracts (1)	115,181	145,979	317,459
Equity-related contracts	(209,488)	728,226	534,615
Credit-related contracts (2)	(55,646)	(13,272)	(3,204)
Other contracts	23,680	7,762	59,599

Total	120,596	(491,947)	(603,910)
Foreign exchange gains (losses)—net (3)	89,267	91,611	189,526

Net trading gains (losses)	209,863	(400,336)	(414,384)

Notes:
(1)	Amounts include gains and losses on currency swaps.
(2)
Amounts do not include the net gains (losses) of ¥(2,956) million, ¥(605) million and ¥(653) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2021, 2022 and 2023, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(3)
Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.